Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Net Income (Loss) Per Share
21.
NET INCOME (LOSS) PER SHARE

The rights, including dividend rights, of the ordinary shares and special shares are substantially identical, other than voting rights.

Basic net income (loss) per share (“Basic EPS”) is computed by dividing net income (loss) attributable to ordinary shares and special shares by the weighted-average number of ordinary shares and special shares outstanding during each period. Net income (loss) attributable to ordinary shares and special shares is determined in accordance with their rights to income and losses in accordance with the bye laws in effect for the relevant period.

To compute diluted net income (loss) per share (“Diluted EPS”), the Group adjusts the numerator and the denominator of Basic EPS. The Group adjusts net income (loss) attributable to ordinary shares and special shares for the changes in net income (loss) that would result from the conversion of dilutive potential ordinary shares to ordinary shares. Prior to the IPO, the adjustments to net income (loss) attributable to ordinary shares and special shares could also include changes in how the net income (loss) would be allocated to ordinary shares and special shares if dilutive potential ordinary shares converted to ordinary shares. The Group adjusts the weighted-average number of ordinary shares and special shares outstanding during each period by the weighted-average number of ordinary shares that would be issued upon the conversion of dilutive potential ordinary shares to ordinary shares.

For the year ended December 31, 2025, potential ordinary shares included share based awards. For the year ended December 31, 2024, potential ordinary shares included preference shares prior to the Conversion Event, Series C Preference Shares prior to the Conversion Event, share based awards beginning from the Conversion Event and the warrants prior to their exercise. For the year ended December 31, 2023, potential ordinary shares include preference shares, Series C Preference Shares and the warrants.

Prior to the IPO, share based awards were not potential ordinary shares because the underlying shares of the share based awards were non-voting ordinary shares. While non-voting ordinary shares were considered a class of ordinary shares, because non-voting ordinary shares were not entitled to dividends, they were allocated no earnings or losses when calculating Basic EPS and Diluted EPS. As a result, Basic EPS and Diluted EPS for non-voting ordinary shares were zero in all periods when non-voting ordinary shares were outstanding. Following the IPO, the Company’s share capital no longer includes non-voting ordinary shares.

The computation of Basic EPS and Diluted EPS is as follows:

(in USD and thousands, except per share data)	Year Ended December 31,
Basic EPS	2025	2024	2023
Numerator
Net income (loss) attributable to Viking Holdings Ltd	$1,147,570	$152,331	$(1,850,572)
Net income (loss) allocated to shares other than ordinary shares and special shares	—	20,550	(869,527)
Net income (loss) allocated to ordinary shares and special shares	$1,147,570	$131,781	$(981,045)
Denominator
Weighted average ordinary shares and special shares	443,498	364,015	221,936
Basic EPS	$2.59	$0.36	$(4.42)

(in USD and thousands, except per share data)	Year Ended December 31,
Diluted EPS	2025	2024	2023
Numerator
Net income (loss) allocated to ordinary shares and special shares - Basic	$1,147,570	$131,781	$(981,045)
Reallocation of income	—	326	—
Net income (loss) allocated to ordinary shares and special shares - Diluted	$1,147,570	$132,107	$(981,045)
Denominator
Weighted average ordinary shares and special shares - Basic	443,498	364,015	221,936
Dilutive effect of share based awards	2,920	2,694	—
Weighted average ordinary shares and special shares - Diluted	446,418	366,709	221,936
Diluted EPS	$2.57	$0.36	$(4.42)

For the years ended December 31, 2025, 2024 and 2023, weighted average number of potential ordinary shares that were not included in the Diluted EPS calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
(in thousands)	2025	2024	2023
Series C Preference Shares	N/A	60,415	184,267
Warrants	N/A	7,377	N/A
Preference Shares	N/A	1,088	N/A
Share based awards	491	36	N/A

The potential ordinary shares related to the conversion of preference shares were issuable upon specified contingent events. As the specified contingent events had not occurred as of December 31, 2023, these contingently issuable shares were not included in the calculation of Diluted EPS for the year ended December 31, 2023. In connection with the IPO, all outstanding preference shares converted to ordinary shares on a one-for-one basis.

The warrants vested and became exercisable into ordinary shares upon contingent events. Based on the assessment of the specified contingent events as of December 31, 2023, these contingently issuable shares were not included in the calculation of Diluted EPS for the year ended December 31, 2023. See Note 19.